CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2023
SCHEDULE OF ISSUED AND PAID-UP CAPITAL
	2023 A$	2022 A$
Issued and paid-up capital
Fully paid Ordinary Shares	161,342,707	155,138,636
Total contributed equity	161,342,707	155,138,636

SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE

Movements in shares on issue

Year ended June 30, 2023	Number of Shares	A$
Balance at the beginning of the financial year	9,233,965,143	155,138,636
Shares issued during the year	2,307,693,000	7,172,399
Add: Exercise of performance rights	-	82,688
Less: transaction costs arising on share issue (i)	-	(916,060)
Less: valuation of warrants to be issued	-	(134,956)
Balance at the end of the financial year	11,541,658,143	161,342,707

Year ended June 30, 2022	Number of Shares	A$
Balance at the beginning of the financial year	9,016,726,743	153,574,974
Shares issued during the year	217,238,400	1,574,136
Less: transaction costs arising on share issue (i)	-	(10,474)
Balance at the end of the financial year	9,233,965,143	155,138,636

(i)	The details of securities arising on shares issued for the year ended June 30, 2023 and June 30 2022 are as below:

●	On July 19, 2021, the Company issued 209,363,400 new ordinary shares, at fair value of A$1,574,136 in part consideration for the acquisition of 100% of EasyDNA.
●	On November 3, 2021, the Company issued 7,875,000 new ordinary shares pursuant to the Company’s Employee Performance Rights Plan.
●	On February 7, 2023, the Company issued 3,846,155 ADSs, each representing six hundred (600) of the Company’s ordinary shares, totaling 2,307,693,000 ordinary shares, at a purchase price of United States Dollars (US$) US$1.30 per ADS. The gross proceeds for this offering were approximately US$5 million. Against the offering, the Company agreed to issue 250,000 warrants exercisable at US$1.625 each, expiring in 5 years from issue date, to H.C. Wainwright & Co which would form part of cost of raising capital. The said warrants are subject to shareholder approval at the Company’s 2023 annual general meeting.